OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION - Reconciliation of adjusted segment operating income (Details) - CAD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2024	Mar. 31, 2023
Disclosure of operating segments [line items]
Operating income (loss)		$ (185.4)	$ 466.0
Restructuring, integration and acquisition costs		131.4	62.6
Impairment of goodwill		568.0	0.0
Impairment of technology and other non-financial assets (Note 5)	$ 35.7	35.7	0.0
Impairment reversal of non-financial assets following their repurposing and optimization		0.0	9.8
Civil Aviation
Disclosure of operating segments [line items]
Impairment of goodwill		0.0
Impairment reversal of non-financial assets following their repurposing and optimization			3.0
Defense and Security
Disclosure of operating segments [line items]
Impairment of goodwill		568.0
Impairment reversal of non-financial assets following their repurposing and optimization			6.8
Operating segments
Disclosure of operating segments [line items]
Operating income (loss)		(185.4)	466.0
Restructuring, integration and acquisition costs		131.4	62.6
Impairment of goodwill		568.0	0.0
Impairment of technology and other non-financial assets (Note 5)		35.7	0.0
Impairment reversal of non-financial assets following their repurposing and optimization		0.0	9.8
Adjusted segment operating income		549.7	538.4
Operating segments | Civil Aviation
Disclosure of operating segments [line items]
Operating income (loss)		442.0	430.3
Restructuring, integration and acquisition costs		106.9	52.0
Impairment of goodwill		0.0	0.0
Impairment of technology and other non-financial assets (Note 5)		0.0	0.0
Impairment reversal of non-financial assets following their repurposing and optimization		0.0	3.0
Adjusted segment operating income		548.9	485.3
Operating segments | Defense and Security
Disclosure of operating segments [line items]
Operating income (loss)		(627.4)	35.7
Restructuring, integration and acquisition costs		24.5	10.6
Impairment of goodwill		568.0	0.0
Impairment of technology and other non-financial assets (Note 5)		35.7	0.0
Impairment reversal of non-financial assets following their repurposing and optimization		0.0	6.8
Adjusted segment operating income		$ 0.8	$ 53.1